Related Party Collaboration Agreement (Detail) - Intrexon Corporation - ECC Agreement - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Percentage of gross profit for each developed product that will be paid quarterly				16.66%
Percentage of quarterly revenue obtained from a sublicensor in the event of a sublicensing arrangement that will be paid				50.00%
Royalty Expense				$ 0
Accounts Payable and Accrued Liabilities
Related Party Transaction [Line Items]
Accounts payable and accrued liabilities	$ 65,000			73,780	$ 79,388
Research and Development Expense
Related Party Transaction [Line Items]
Service costs incurred	$ 447,382	$ 717,141		$ 912,182	$ 1,186,404	$ 1,091,021
Scenario, Forecast [Member]
Related Party Transaction [Line Items]
Royalty Expense			$ 0